Derivative Instruments and Hedging Activities - Offsetting Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Liabilities
Gross Amounts of Recognized Liabilities	$ (36,664)	$ (538)
Gross Amounts Offset in the Balance Sheet	20,805	527
Net Amounts of Liabilities Presented in the Balance Sheet	(15,859)	(11)
Net Amount	$ (15,859)	$ (11)